Supplemental guarantor information required under SEC regulations	12 Months Ended
Dec. 31, 2018
UBS AG
Supplemental Guarantor Information [Line Items]
Condensed Financial Information Of Parent Company Only Disclosure [Text Block]

Note 40 Supplemental guarantor information required under SEC regulations

Joint liability of UBS Switzerland AG

In 2015, the Personal & Corporate Banking and Wealth Management businesses booked in Switzerland were transferred from UBS AG to UBS Switzerland AG through an asset transfer in accordance with the Swiss Merger Act. Under the terms of the asset transfer agreement, UBS Switzerland AG assumed joint liability for contractual obligations of UBS AG existing on the asset transfer date, including the full and unconditional guarantee of certain registered debt securities issued by UBS AG. To reflect this joint liability, UBS Switzerland AG is presented in a separate column as a subsidiary co-guarantor.

The joint liability of UBS Switzerland AG for contractual obligations of UBS AG decreased by USD 45 billion in 2018 to USD 26 billion as of 31 December 2018, mainly as the joint liability related to demand obligations booked in foreign branches expired three years after the effective date of the asset transfer.

Guarantee of PaineWebber securities

Prior to its acquisition by UBS in 2000, Paine Webber Group Inc. (PaineWebber) was an SEC registrant. Upon acquisition, PaineWebber was merged into UBS Americas Inc., a wholly owned subsidiary of UBS AG. Following the acquisition, UBS AG entered into a full and unconditional guarantee of the senior notes (Debt Securities) issued by PaineWebber. Under the guarantee, if UBS Americas Inc. failed to make any timely payment under the Debt Securities agreements, the holders of the Debt Securities or the Debt Securities trustee could have demanded payment from UBS AG without first proceeding against UBS Americas Inc. These Debt Securities matured in May 2018 and the guarantee ceased to exist. UBS Americas Inc. is therefore no longer presented in a separate column in the tables on the following pages.

Adoption of IFRS 9

Effective 1 January 2018, UBS AG adopted IFRS 9, Financial Instruments. The adoption of IFRS 9 has resulted in changes to the classification and measurement of certain financial instruments, which have been applied prospectively in the balance sheet from 1 January 2018.

Although the effect of IFRS 9 classification and measurement changes has been applied prospectively, UBS AG has made a series of changes to the presentation of its IFRS balance sheet to facilitate comparability and prior-period information is presented for periods ending before 1 January 2018 in this revised structure.

  Refer to “Note 1c Changes in accounting policies and comparability and transition effects from the adoption of IFRS 9 Financial Instruments” in the “Consolidated financial statements” section of this report for more information

Transfer of shared services functions to Group service companies

Amounts presented in the following pages for UBS AG standalone for the years ended 31 December 2017 and 2016 include the results of shared services functions in Switzerland, the UK and the US, which were substantially transferred to Group service companies during 2017. Following the transfer, these Group service companies charge other legal entities within the Group for services provided, including a markup on costs incurred.

  Refer to the 2017 standalone financial statements of UBS AG, available under “Holding company and significant regulated subsidiaries and sub-groups” at www.ubs.com/investors for more information on the transfer of shared services functions in 2017

Supplemental guarantor consolidated income statement
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2018
Operating income
Interest income	10,259	4,266	5,533	(2,963)	17,095
Interest expense	(9,924)	(901)	(3,323)	3,001	(11,147)
Net interest income	336	3,365	2,210	38	5,949
Other net income from fair value changes on financial instruments	4,372	887	828	(110)	5,977
Credit loss (expense) / recovery	(37)	(52)	(9)	(19)	(117)
Fee and commission income	2,655	4,474	13,159	(656)	19,632
Fee and commission expense	(851)	(391)	(1,109)	648	(1,703)
Net fee and commission income	1,804	4,083	12,050	(8)	17,930
Other income	4,722	198	2,110	(6,125)	905
Total operating income	11,196	8,480	17,189	(6,223)	30,642
Operating expenses
Personnel expenses	3,592	1,890	8,510	0	13,992
General and administrative expenses	4,691	3,471	5,403	(3,490)	10,075
Depreciation and impairment of property, equipment and software	715	21	316	0	1,052
Amortization and impairment of intangible assets	3	0	62	0	65
Total operating expenses	9,001	5,382	14,291	(3,490)	25,184
Operating profit / (loss) before tax	2,195	3,098	2,898	(2,733)	5,458
Tax expense / (benefit)	25	670	577	73	1,345
Net profit / (loss)	2,170	2,428	2,321	(2,806)	4,113
Net profit / (loss) attributable to non-controlling interests	0	0	7	0	7
Net profit / (loss) attributable to shareholders	2,170	2,428	2,314	(2,806)	4,107
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information for legal entities and sub-groups” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Following the maturity of the remaining outstanding debt securities issued by PaineWebber in May 2018, we no longer present UBS Americas Inc. separately from other subsidiaries. The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated statement of comprehensive income
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2018

Comprehensive income attributable to shareholders
Net profit / (loss)	2,170	2,428	2,314	(2,806)	4,107

Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax	(369)	(109)	215	(252)	(515)
Financial assets measured at fair value through other comprehensive income, net of tax	0	0	(45)	0	(45)
Cash flow hedges, net of tax	(277)	2	19	(13)	(269)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(646)	(107)	189	(265)	(829)

Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax	89	(126)	212	0	175
Own credit on financial liabilities designated at fair value, net of tax	509				509
Total other comprehensive income that will not be reclassified to the income statement, net of tax	598	(126)	212	0	684

Total other comprehensive income	(48)	(233)	401	(265)	(145)
Total comprehensive income attributable to shareholders	2,122	2,195	2,715	(3,071)	3,961

Total comprehensive income attributable to non-controlling interests			5		5
Total comprehensive income	2,122	2,195	2,721	(3,071)	3,967
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information for legal entities and sub-groups” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Following the maturity of the remaining outstanding debt securities issued by PaineWebber in May 2018, we no longer present UBS Americas Inc. separately from other subsidiaries. The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated balance sheet
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
As of 31 Dec 2018
Assets
Cash and balances at central banks	36,350	53,490	18,530	0	108,370
Loans and advances to banks	34,063	7,405	21,151	(45,978)	16,642
Receivables from securities financing transactions	70,028	28,637	51,617	(54,932)	95,349
Cash collateral receivables on derivative instruments	23,136	559	12,148	(12,240)	23,603
Loans and advances to customers	93,141	188,013	62,166	(21,838)	321,482
Other financial assets measured at amortized cost	4,696	8,564	11,247	(1,869)	22,637
Total financial assets measured at amortized cost	261,415	286,667	176,858	(136,857)	588,084
Financial assets at fair value held for trading	92,784	62	15,578	(3,911)	104,513
of which: assets pledged as collateral that may be sold or repledged by counterparties	49,509	0	7,326	(24,714)	32,121
Derivative financial instruments	119,590	3,834	38,760	(35,972)	126,212
Brokerage receivables	11,063		5,779	(2)	16,840
Financial assets at fair value not held for trading	50,592	7,177	41,184	(16,566)	82,387
Total financial assets measured at fair value through profit or loss	274,030	11,073	101,300	(56,451)	329,953
Financial assets measured at fair value through other comprehensive income	171	0	6,495	0	6,667
Investments in subsidiaries and associates	50,971	20	31	(49,922)	1,099
Property, equipment and software	6,546	242	1,714	(24)	8,479
Goodwill and intangible assets	308		6,395	(56)	6,647
Deferred tax assets	533	198	9,282	52	10,066
Other non-financial assets	4,623	1,659	766	14	7,062
Total assets	598,598	299,860	302,842	(243,244)	958,055
Liabilities
Amounts due to banks	36,430	24,774	44,377	(94,618)	10,962
Payables from securities financing transactions	36,840	1,167	27,297	(55,008)	10,296
Cash collateral payables on derivative instruments	28,096	35	12,894	(12,118)	28,906
Customer deposits	77,180	245,452	82,360	16,994	421,986
Funding from UBS Group AG and its subsidiaries	41,202				41,202
Debt issued measured at amortized cost	82,653	8,578	587	(573)	91,245
Other financial liabilities measured at amortized cost	4,170	1,454	3,790	(1,838)	7,576
Total financial liabilities measured at amortized cost	306,571	281,460	171,305	(147,161)	612,174
Financial liabilities at fair value held for trading	23,455	493	8,829	(3,828)	28,949
Derivative financial instruments	119,131	3,510	39,107	(36,025)	125,723
Brokerage payables designated at fair value	26,559		11,875	(14)	38,420
Debt issued designated at fair value	55,378		1,670	(17)	57,031
Other financial liabilities designated at fair value	10,936		28,618	(5,959)	33,594
Total financial liabilities measured at fair value through profit or loss	235,458	4,004	90,098	(45,843)	283,717
Provisions	1,361	163	1,850	83	3,457
Other non-financial liabilities	1,676	929	3,623	47	6,275
Total liabilities	545,067	286,556	266,876	(192,875)	905,624

Equity attributable to shareholders	53,531	13,304	35,790	(50,369)	52,256
Equity attributable to non-controlling interests			176		176
Total equity	53,531	13,304	35,966	(50,369)	52,432
Total liabilities and equity	598,598	299,860	302,842	(243,244)	958,055
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information for legal entities and sub-groups” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Following the maturity of the remaining outstanding debt securities issued by PaineWebber in May 2018, we no longer present UBS Americas Inc. separately from other subsidiaries. The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated statement of cash flows
USD million	UBS AG2	UBSSwitzerland AG2	Other subsidiaries[2]	UBS AG(consolidated)
For the year ended 31 December 2018[1]
Net cash flow from / (used in) operating activities	(652)	14,887	13,509	27,744
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(124)	(5)	(158)	(287)
Disposal of subsidiaries, associates and intangible assets[3]	97	0	40	137
Purchase of property, equipment and software	(822)	(170)	(481)	(1,473)
Disposal of property, equipment and software	111	0	3	114
Purchase of financial assets measured at fair value through other comprehensive income	(170)	0	(1,829)	(1,999)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	20	15	1,325	1,361
Net (purchase) / redemption of debt securities measured at amortized cost	(1,000)	2,111	(4,881)	(3,770)
Net cash flow from / (used in) investing activities	(1,888)	1,951	(5,982)	(5,918)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(12,295)	(3)	53	(12,245)
Distributions paid on UBS AG shares	(3,098)	0	0	(3,098)
Issuance of long-term debt, including debt issued designated at fair value	53,294	872	560	54,726
Repayment of long-term debt, including debt issued designated at fair value	(42,759)	(812)	(772)	(44,344)
Funding from UBS Group AG and its subsidiaries	5,956			5,956
Net changes in non-controlling interests	0	0	(31)	(31)
Net activity related to group internal capital transactions and dividends	3,000	(2,372)	(628)	0
Net cash flow from / (used in) financing activities	4,098	(2,315)	(820)	963

Total cash flow
Cash and cash equivalents at the beginning of the year	41,570	40,961	22,256	104,787
Net cash flow from / (used in) operating, investing and financing activities	1,559	14,523	6,707	22,789
Effects of exchange rate differences on cash and cash equivalents	(234)	(726)	(762)	(1,722)
Cash and cash equivalents at the end of the year[4]	42,895	54,757	28,201	125,853
of which: cash and balances at central banks	36,248	53,490	18,530	108,268
of which: loans and advances to banks	4,849	1,249	9,354	15,452
of which: money market paper[5]	1,798	18	318	2,133
1 Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial assets previously classified as available-for-sale assets have been reclassified from investing to operating activities as the assets are accounted for at fair value through profit or loss effective 1 January 2018. Refer to Note 1c for more information. 2 Cash flows generally represent a third-party view from a UBS AG consolidated perspective. 3 Includes dividends received from associates. 4 USD 5,245 million of cash and cash equivalents were restricted. 5 Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.

Supplemental guarantor consolidated income statement
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2017
Operating income
Interest income	8,806	4,065	3,959	(2,338)	14,492
Interest expense	(7,259)	(680)	(2,192)	2,245	(7,886)
Net interest income	1,547	3,385	1,767	(93)	6,607
Other net income from fair value changes on financial instruments	3,397	918	688	64	5,067
Credit loss (expense) / recovery	(139)	(23)	(9)	40	(131)
Fee and commission income	2,561	4,424	13,315	(911)	19,390
Fee and commission expense	(968)	(380)	(1,357)	865	(1,840)
Net fee and commission income	1,594	4,045	11,958	(46)	17,550
Other income	4,382	170	3,017	(6,616)	952
Total operating income	10,780	8,495	17,420	(6,651)	30,044
Operating expenses
Personnel expenses	4,488	2,060	8,403	0	14,952
General and administrative expenses	4,922	3,400	5,760	(5,081)	9,001
Depreciation and impairment of property, equipment and software	664	11	270	0	945
Amortization and impairment of intangible assets	8	0	63	0	71
Total operating expenses	10,082	5,472	14,496	(5,081)	24,969
Operating profit / (loss) before tax	698	3,023	2,924	(1,570)	5,076
Tax expense / (benefit)	458	628	3,156	0	4,242
Net profit / (loss)	240	2,395	(232)	(1,570)	834
Net profit / (loss) attributable to preferred noteholders	73	0	0	0	73
Net profit / (loss) attributable to non-controlling interests	0	0	4	0	4
Net profit / (loss) attributable to shareholders	168	2,395	(236)	(1,569)	758
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information for legal entities and sub-groups” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Following the maturity of the remaining outstanding debt securities issued by PaineWebber in May 2018, we no longer present UBS Americas Inc. separately from other subsidiaries. The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated statement of comprehensive income
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2017

Comprehensive income attributable to shareholders
Net profit / (loss)	168	2,395	(236)	(1,569)	758

Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax	2,177	500	(2,473)	1,318	1,522
Financial assets measured at fair value through other comprehensive income, net of tax	(10)	2	11	(93)	(91)
Cash flow hedges, net of tax	(474)	(162)	(1)	2	(635)
Total other comprehensive income that may be reclassified to the income statement, net of tax	1,693	340	(2,463)	1,226	797

Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax	284	(22)	27	26	314
Own credit on financial liabilities designated at fair value, net of tax	(317)				(317)

Total other comprehensive income that will not be reclassified to the income statement, net of tax	(33)	(22)	27	26	(3)

Total other comprehensive income	1,660	318	(2,436)	1,252	794
Total comprehensive income attributable to shareholders	1,828	2,713	(2,672)	(317)	1,552

Total comprehensive income attributable to preferred noteholders	320				320
Total comprehensive income attributable to non-controlling interests			6		6
Total comprehensive income	2,148	2,713	(2,665)	(317)	1,878
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information for legal entities and sub-groups” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Following the maturity of the remaining outstanding debt securities issued by PaineWebber in May 2018, we no longer present UBS Americas Inc. separately from other subsidiaries. The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated balance sheet
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
As of 31 Dec 2017
Assets
Cash and balances at central banks	37,497	39,461	13,086	0	90,045
Loans and advances to banks	31,254	4,080	73,206	(94,494)	14,047
Receivables from securities financing transactions	62,783	35,731	58,481	(65,043)	91,951
Cash collateral receivables on derivative instruments	22,924	714	13,292	(12,890)	24,040
Loans and advances to customers	109,196	188,038	77,781	(46,064)	328,952
Other financial assets measured at amortized cost	17,460	10,610	13,197	(3,376)	37,890
Total financial assets measured at amortized cost	281,115	278,634	249,044	(221,868)	586,925
Financial assets at fair value held for trading	103,799	94	33,540	(7,923)	129,509
of which: assets pledged as collateral that may be sold or repledged by counterparties	60,038	0	9,966	(33,727)	36,277
Derivative financial instruments	116,993	4,229	34,947	(34,883)	121,286
Financial assets at fair value not held for trading	34,982	13,098	14,535	(2,546)	60,070
Total financial assets measured at fair value through profit or loss	255,775	17,421	83,021	(45,352)	310,865
Financial assets measured at fair value through other comprehensive income	3,698	810	7,608	(3,226)	8,889
Investments in subsidiaries and associates	50,915	16	29	(49,916)	1,045
Property, equipment and software	6,550	94	1,548	0	8,191
Goodwill and intangible assets	302	0	6,320	(59)	6,563
Deferred tax assets	1,285	432	8,276	0	9,993
Other non-financial assets	5,179	1,758	711	(101)	7,548
Total assets	604,818	299,166	356,559	(320,522)	940,020

Liabilities
Amounts due to banks	24,991	21,264	56,499	(95,027)	7,728
Payables from securities financing transactions	49,407	1,687	31,435	(65,043)	17,485
Cash collateral payables on derivative instruments	28,486	62	15,371	(12,890)	31,029
Customer deposits	86,105	247,554	137,590	(48,192)	423,058
Funding from UBS Group AG and its subsidiaries	35,648				35,648
Debt issued measured at amortized cost	99,069	8,583	535	(730)	107,458
Other financial liabilities measured at amortized cost	29,178	1,453	10,850	(3,388)	38,092
Total financial liabilities measured at amortized cost	352,885	280,604	252,280	(225,270)	660,498
Financial liabilities at fair value held for trading	24,988	257	13,336	(7,329)	31,251
Derivative financial instruments	114,331	3,770	35,920	(34,883)	119,138
Debt issued designated at fair value	48,743		2,327	(288)	50,782
Other financial liabilities designated at fair value	6,173		13,015	(2,546)	16,643
Total financial liabilities measured at fair value through profit or loss	194,235	4,027	64,598	(45,046)	217,814
Provisions	1,084	149	1,930	0	3,164
Other non-financial liabilities	2,039	851	3,736	(128)	6,499
Total liabilities	550,243	285,631	322,544	(270,443)	887,974

Equity attributable to shareholders	54,574	13,536	33,956	(50,078)	51,987
Equity attributable to non-controlling interests			59		59
Total equity	54,574	13,536	34,015	(50,078)	52,046
Total liabilities and equity	604,818	299,166	356,559	(320,522)	940,020
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the “UBS AG standalone financial information” section of this report for UBS AG standalone financial information prepared in accordance with Swiss GAAP. Refer to “Holding company and significant regulated subsidiaries and sub-groups” at www.ubs.com/investors for UBS Switzerland AG standalone interim financial statements prepared in accordance with Swiss GAAP. 2 Following the maturity of the remaining outstanding debt securities issued by PaineWebber in May 2018, we no longer present UBS Americas Inc. separately from other subsidiaries. The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated statement of cash flows
USD million	UBS AG1	UBSSwitzerland AG1	Other subsidiaries[1]	UBS AG(consolidated)
For the year ended 31 December 2017
Net cash flow from / (used in) operating activities	(35,057)	(8,742)	(9,348)	(53,147)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	0	(2)	(104)	(106)
Disposal of subsidiaries, associates and intangible assets[2]	291	0	48	339
Purchase of property, equipment and software	(1,054)	(86)	(393)	(1,532)
Disposal of property, equipment and software	1	0	209	210
Purchase of financial assets measured at fair value through other comprehensive income	(234)	0	(8,393)	(8,626)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	3,489	1,580	10,181	15,250
Net (purchase) / redemption of financial assets held to maturity	(455)	364	0	(91)
Net cash flow from / (used in) investing activities	2,039	1,856	1,548	5,444
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	24,556	(5)	(50)	24,500
Distributions paid on UBS AG shares	(2,219)	0	0	(2,219)
Issuance of long-term debt, including debt issued designated at fair value	39,232	631	409	40,270
Repayment of long-term debt, including debt issued designated at fair value	(43,605)	(589)	(993)	(45,187)
Funding from UBS Group AG and its subsidiaries	11,180			11,180
Dividends paid and repayments of preferred notes	(782)	0	0	(782)
Net changes in non-controlling interests	0	0	(5)	(5)
Net activity related to group internal capital transactions and dividends	1,264	(194)	(1,071)	0
Net cash flow from / (used in) financing activities	29,625	(158)	(1,710)	27,758

Total cash flow
Cash and cash equivalents at the beginning of the year	43,495	45,815	29,674	118,984
Net cash flow from / (used in) operating, investing and financing activities	(3,393)	(7,043)	(9,510)	(19,944)
Effects of exchange rate differences on cash and cash equivalents	1,466	2,189	2,094	5,749
Cash and cash equivalents at the end of the year[3]	41,570	40,961	22,256	104,787
of which: cash and balances at central banks	37,420	39,461	13,086	89,968
of which: loans and advances to banks	2,344	1,492	8,890	12,726
of which: money market paper[4]	1,806	7	280	2,093
1 Cash flows generally represent a third-party view from a UBS AG consolidated perspective. 2 Includes dividends received from associates. 3 USD 2,497 million of cash and cash equivalents were restricted. 4 Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.

Supplemental guarantor consolidated income statement
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2016
Operating income
Interest income	8,605	4,207	3,229	(2,086)	13,954
Interest expense	(6,778)	(724)	(1,895)	1,900	(7,497)
Net interest income	1,827	3,483	1,334	(187)	6,457
Other net income from fair value changes on financial instruments	3,774	790	777	(323)	5,018
Credit loss (expense) / recovery	(25)	(3)	(10)	0	(38)
Fee and commission income	2,356	4,192	12,681	(804)	18,425
Fee and commission expense	(839)	(363)	(1,342)	763	(1,781)
Net fee and commission income	1,517	3,828	11,339	(41)	16,644
Other income	8,305	352	1,917	(9,825)	749
Total operating income	15,399	8,450	15,357	(10,375)	28,831
Operating expenses
Personnel expenses	5,761	2,070	7,952	0	15,782
General and administrative expenses	5,278	3,549	5,659	(6,710)	7,776
Depreciation and impairment of property, equipment and software	708	12	272	0	992
Amortization and impairment of intangible assets	22	0	70	0	93
Total operating expenses	11,769	5,631	13,953	(6,710)	24,643
Operating profit / (loss) before tax	3,630	2,819	1,404	(3,665)	4,188
Tax expense / (benefit)	917	597	(753)	(7)	753
Net profit / (loss)	2,713	2,222	2,157	(3,658)	3,435
Net profit / (loss) attributable to preferred noteholders	80	0	0	0	80
Net profit / (loss) attributable to non-controlling interests	0	0	4	0	4
Net profit / (loss) attributable to shareholders	2,633	2,222	2,153	(3,658)	3,351
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information for legal entities and sub-groups” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Following the maturity of the remaining outstanding debt securities issued by PaineWebber in May 2018, we no longer present UBS Americas Inc. separately from other subsidiaries. The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated statement of comprehensive income
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2016

Comprehensive income attributable to shareholders
Net profit / (loss)	2,633	2,222	2,153	(3,658)	3,351

Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax	(467)	(228)	765	(474)	(404)
Financial assets measured at fair value through other comprehensive income, net of tax	0	(36)	(25)	3	(58)
Cash flow hedges, net of tax	(815)	102	0	30	(684)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(1,282)	(163)	739	(441)	(1,146)

Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax	(659)	(49)	(97)	(25)	(829)
Own credit on financial liabilities designated at fair value, net of tax	(130)				(130)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(788)	(49)	(97)	(25)	(959)

Total other comprehensive income	(2,070)	(211)	643	(467)	(2,105)
Total comprehensive income attributable to shareholders	563	2,011	2,796	(4,124)	1,246

Total comprehensive income attributable to preferred noteholders	59				59
Total comprehensive income attributable to non-controlling interests			3		3
Total comprehensive income	622	2,011	2,799	(4,124)	1,308
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information for legal entities and sub-groups” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Following the maturity of the remaining outstanding debt securities issued by PaineWebber in May 2018, we no longer present UBS Americas Inc. separately from other subsidiaries. The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated statement of cash flows
USD million	UBS AG1	UBSSwitzerland AG1	Other subsidiaries[1]	UBS AG(consolidated)
For the year ended 31 December 2016
Net cash flow from / (used in) operating activities	(28,636)	(3,918)	13,383	(19,172)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	0	(3)	(24)	(27)
Disposal of subsidiaries, associates and intangible assets[2]	94	0	0	95
Purchase of property, equipment and software	(1,351)	(16)	(414)	(1,782)
Disposal of property, equipment and software	178	0	3	182
Purchase of financial assets measured at fair value through other comprehensive income	(568)	(988)	(5,465)	(7,022)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	25,034	22,136	7,263	54,433
Net (purchase) / redemption of financial assets held to maturity	(518)	(8,706)		(9,224)
Net cash flow from / (used in) investing activities	22,868	12,424	1,364	36,655
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	8,454	(7)	(2,973)	5,474
Distributions paid on UBS AG shares	(3,589)	0	0	(3,589)
Issuance of long-term debt, including debt issued designated at fair value	17,991	742	1,053	19,786
Repayment of long-term debt, including debt issued designated at fair value	(32,219)	(677)	(1,006)	(33,902)
Funding from UBS Group AG and its subsidiaries	13,917			13,917
Dividends paid and repayments of preferred notes	(1,382)	0	0	(1,382)
Net changes in non-controlling interests	0	0	(5)	(5)
Net activity related to group internal capital transactions and dividends	(1,356)	(2,019)	3,374	0
Net cash flow from / (used in) financing activities	1,817	(1,961)	444	299

Total cash flow
Cash and cash equivalents at the beginning of the year	47,822	40,180	14,795	102,797
Net cash flow from / (used in) operating, investing and financing activities	(3,951)	6,544	15,190	17,783
Effects of exchange rate differences on cash and cash equivalents	(378)	(909)	(310)	(1,596)
Cash and cash equivalents at the end of the year[3]	43,495	45,815	29,674	118,984
of which: cash and balances at central banks	39,779	43,750	22,304	105,832
of which: loans and advances to banks	2,787	2,058	6,874	11,719
of which: money market paper[4]	930	7	497	1,433
1 Cash flows generally represent a third-party view from a UBS AG consolidated perspective. 2 Includes dividends received from associates. 3 USD 2,615 million of cash and cash equivalents were restricted. 4 Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.